SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Global Equity Leaders Fund

June 30, 2025 (Unaudited)
Shares		Value
Common Stocks — 98.6%
France — 4.0%
724	Safran SA	$236,114

Germany — 3.1%
601	SAP SE	183,774

Hong Kong — 3.2%
20,949	AIA Group Ltd.	189,765

India — 2.3%
4,072	ICICI Bank Ltd., ADR	136,982

Ireland — 1.9%
370	Accenture Plc, Class A	110,589

Italy — 3.1%
31,224	Intesa Sanpaolo SpA	179,863

Japan — 3.0%
2,970	Recruit Holdings Co. Ltd.	174,656

Singapore — 4.2%
7,075	DBS Group Holdings Ltd.	249,762

Switzerland — 3.6%
3,525	ABB Ltd.	211,250

Taiwan — 2.0%
527	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	119,360

United Kingdom — 5.8%
3,520	BAE Systems Plc	91,354
4,126	Unilever Plc	251,795
		343,149
United States — 62.4%
1,349	Amazon.com, Inc.*	295,957
219	AppLovin Corp., Class A*	76,668
37	AutoZone, Inc.*	137,352
114	Blackrock, Inc.	119,614
1,419	Blackstone, Inc.	212,254
500	Boeing Co. (The)*	104,765
568	Broadcom, Inc.	156,569
459	Chubb Ltd.	132,981

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Global Equity Leaders Fund  (cont.)

June 30, 2025 (Unaudited)
Shares		Value
1,378	CRH Plc	$126,500
203	Eli Lilly & Co.	158,245
279	Home Depot, Inc. (The)	102,293
1,000	Intercontinental Exchange, Inc.	183,470
198	Intuit, Inc.	155,951
415	JPMorgan Chase & Co.	120,313
248	McKesson Corp.	181,729
846	Microsoft Corp.	420,809
102	Netflix, Inc.*	136,591
1,739	NVIDIA Corp.	274,745
695	Procter & Gamble Co. (The)	110,727
1,286	Prologis, Inc., REIT	135,184
317	Salesforce, Inc.	86,443
379	UnitedHealth Group, Inc.	118,237
978	Valero Energy Corp.	131,463
		3,678,860
Total Common Stocks		5,814,124
(Cost $4,988,050)
Investment Company — 1.5%
87,780	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (a)	87,780
Total Investment Company		87,780
(Cost $87,780)
Total Investments		$5,901,904
(Cost $5,075,830) — 100.1%
Liabilities in excess of other assets — (0.1)%		(7,063)
NET ASSETS — 100.0%		$5,894,841

(a)	Affiliated investment.
*	Non-income producing security.

Abbreviations used are defined below:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
2